Organization and Business Background	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Organization and Business Background [Abstract]
ORGANIZATION AND BUSINESS BACKGROUND

NOTE 1 — ORGANIZATION AND BUSINESS BACKGROUND

Goldenstone Acquisition Limited (the “Company”) is a Delaware corporation incorporated as a blank check company on September 9, 2020. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination.

On June 2, 2022, Goldenstone Merger Sub, Inc. (“Merger Sub 1”) was incorporated in the state of Delaware as a corporation and is wholly-owned by the Company. Merger Sub 1 was formed in connection with the execution of a business combination agreement that was subsequently terminated. It has not conducted any activities and is inactive.

On June 20, 2024, Pacifica Acquisition Corp (“Merger Sub 2”) was incorporated in the state of Delaware as a corporation and is wholly-owned by the Company. Merger Sub 2 was formed in connection with the execution of the June 26, 2024 Business Combination Agreement described below. It has not conducted any activities and is inactive.

The Company has selected March 31 as its fiscal year end. As of December 31, 2024 and March 31, 2024, the Company had not commenced any operations. For the period from September 9, 2020 (inception) to December 31, 2024, the Company’s efforts have been limited to organizational activities as well as activities related to the Initial Public Offering (as defined below) and to consummate a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

On March 21, 2022, the Company closed its initial public offering of 5,750,000 units, which includes the full exercise of the underwriters’ over-allotment option. The units were sold at a price of $10.00 per unit, resulting in total gross proceeds of $57,500,000. Each unit consists of one share of common stock, one redeemable warrant and one right to receive one-tenth (1/10) of one share of common stock. Each redeemable warrant entitles the holder thereof to purchase one-half (1/2) of one share of common stock, and each ten (10) rights entitle the holder thereof to receive one share of common stock at the closing of a Business Combination. The exercise price of the warrants is $11.50 per full share.

Simultaneously with the closing of the Initial Public Offering, the Company completed the private sale of 351,250 units (the “Private Units”) to the Sponsor as defined below, Ray Chen, our former Chief Financial Officer, and Yongsheng Liu, our former Chief Operating Officer, each through their respective affiliated entities. Each Private Unit consists of one share of common stock, one warrant (“Private Warrant”) and one right (each, a “Private Right”). Each Private Warrant entitles the holder to purchase one-half of one share of common stock at an exercise price of $11.50 per whole share. Each Private Right entitles the holder to receive one-tenth of one share of common stock at the closing of a Business Combination. The Private Units were sold at a purchase price of $10.00 per Private Unit, generating gross proceeds to the Company of $3,512,500. The Private Units are identical to the Public Units sold in the Initial Public Offering, except that the holders of the Private Units have agreed not to transfer, assign or sell any of the Private Units and the underlying securities (except to certain permitted transferees) until the completion of the Company’s initial Business Combination.

The Company also issued 57,500 shares of Common Stock (the “Representative Shares”) to Maxim Group LLC and/or its designees (“Maxim”) as part of representative compensation. The representative shares are identical to the Common Stock sold as part of the Public Units, except that Maxim Group LLC has agreed not to transfer, assign or sell any such representative shares until the completion of the Company’s initial Business Combination. In addition, Maxim Group LLC has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the trust account with respect to such shares if the Company fails to complete its initial Business Combination within 12 months (or up to 21 months if the Company extends the period of time to consummate a Business Combination) from the effective date of its registration statement. The shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the commencement of sales of the offering pursuant to Rule 5110(e)(1) of FINRA’s Rules. Pursuant to FINRA Rule 5110(e)(1), these securities may not be sold, transferred, assigned, pledged or hypothecated nor may they be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the commencement of sales of this offering except to any underwriter and selected dealer participating in the offering and their officers or partners, registered persons or affiliates. The Company used a Black-Scholes option-pricing Model that values the Representative Shares granted to Maxim Group LLC and/or its designees. The key inputs into the Binomial model were (i) risk- free interest rate of 0.75%, (ii) volatility of 12.96%, (iii) expected life of 1 year, and (iv) 85% probability of business combination. According to the Black-Scholes option-pricing model, the fair value of the 57,500 Representative Shares was approximately $441,025 or $7.67 per share, and were recorded as offering costs during the three months ended March 31, 2022.

The Company also sold to Maxim, for $100, a Unit Purchase Option (“UPO”) to purchase 270,250 Units exercisable at $11.00 per Unit, for an aggregate exercise price of $2,972,750, commencing on the later of the first anniversary of the effective date of the registration statement related to the Initial Public Offering and the consummation of a Business Combination. The UPO may be exercised for cash or on a cashless basis, at the holder’s option, and expires five years from the effective date of the registration statement related to the Initial Public Offering. The Units issuable upon exercise of the option are identical to those offered in the Initial Public Offering. The Company accounted for the unit purchase option, inclusive of the receipt of the $100 cash payment and the fair value of $208,093, or $7.67 per Unit, as a cost of the Initial Public Offering resulting in a charge directly to stockholders’ equity. The fair value of the UPO granted to Maxim was estimated as of the date of grant using the following assumptions: (1) expected volatility of 12.96%, (2) risk-free interest rate of 1.61%, (3) expected life of 5 years and (4) 85% probability of successful combination.

Transaction costs amounted to $4,331,021, consisting of $1,150,000 of underwriting discounts and commissions, $2,012,500 of deferred underwriting discounts and commissions, $519,403 of other offering costs, $441,025 fair value of the 57,500 representative shares and $208,093 fair value of the UPO, and were considered as part of the transaction costs and were recognized during the three months ended March 31, 2022.

Following the closing of the Initial Public Offering and the issuance and the sale of Private Units on March 21, 2022, $58,362,500 ($10.15 per Public Unit) from the net proceeds of the sale of the Public Units in the Initial Public Offering and the sale of Private Units was placed in a trust account (the “Trust Account”) maintained by Continental Stock Transfer & Trust Company, LLC as a trustee and invested in U.S. government treasury bills, bonds or notes having a maturity of 185 days or less, or in money market funds meeting the applicable conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940 and that invest solely in United States government treasuries, so that we are not deemed to be an investment company under the Investment Company Act. The proceeds held in the Trust Account will not be released until the earlier of: (1) the completion of the Company’s initial Business Combination within the required time period and (2) its redemption of 100% of the outstanding public shares if the Company has not completed a Business Combination in the required time period. Therefore, unless and until the Company’s initial Business Combination is consummated, the proceeds held in the Trust Account will not be available for the Company’s use for any expenses related to the Initial Public Offering or expenses which the Company may incur related to the investigation and selection of a target business and the negotiation of an agreement in connection with its initial Business Combination.

The Company will provide its public shareholders with the opportunity to redeem all or a portion of their public shares upon the shareholders meeting on extension of the time to complete the Business Combination or upon the completion of an initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of its initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, divided by the number of then outstanding public shares, subject to certain limitations. The amount in the Trust Account was anticipated to be $10.15 per public share. The per-share amount the Company will distribute to investors who properly redeem their shares will not be reduced by deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). The common stock subject to redemption was initially being recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

For the nine months ended December 31, 2024 and 2023, the Company withdrew $838,369 and $538,109 to pay for income taxes and franchise taxes, respectively.

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination. The Company no longer has a provision in its charter requiring that net tangible assets of $5,000,001 be maintained. If a shareholder vote is not required and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation, offer such redemption pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The Company will provide its stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then on deposit in the Trust Account (initially $10.15 per share), plus any pro rata interest earned on the funds held in the Trust Account.

The Company’s initial stockholders (the “initial stockholders”) have agreed (a) to vote the founders shares and the common stock (“Insider Shares”) underlying the Private Units (the “Private Shares”) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination, (b) not to propose, or vote in favor of, an amendment to the Company’s amended and restated certificate of incorporation that would stop the public stockholders from converting or selling their shares to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period unless the Company provides dissenting public stockholders with the opportunity to convert their Public Shares into the right to receive cash from the Trust Account in connection with any such vote; (c) not to convert any Insider Shares and Private Units (including underlying securities) (as well as any Public Shares purchased during or after the Initial Public Offering) into the right to receive cash from the Trust Account in connection with a stockholder vote to approve a Business Combination (or sell any shares in a tender offer in connection with a Business Combination) or a vote to amend the provisions of the Amended and Restated Certificate of Incorporation relating to stockholders’ rights of pre-Business Combination activity and (d) that the Insider Shares and Private Units (including underlying securities) shall not participate in any liquidating distributions upon winding up if a Business Combination is not consummated. However, the initial stockholders will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased during or after the Initial Public Offering if the Company fails to complete its Business Combination.

The Company initially had until 12 months from the closing of the Initial Public Offering (until March 21, 2023) and further provided that the Company could extend the Business Combination Period for up to 9 additional months in three-month increments provided that the Company deposited into trust $575,000 for each three-month extension. On September 21, 2023, the Charter and the Trust Agreement were amended to extend the date by which the Company has to consummate a business combination up to nine (9) times, each such extension for an additional one (1) month period, from September 21, 2023 to June 21, 2024, provided that the Company deposited into the trust the sum of $100,000 for each one month extension. On June 18, 2024, the Charter and the Trust Agreement were further amended to extend the date by which Company has to consummate a business combination to June 21, 2025 provided that the Company deposits a sum of $50,000 for each one month extended (for a total of up to 39 months to complete a Business Combination) (the “Combination Period”).

If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable, and less up to $50,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject in each case to our obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s public warrants, public rights, or private rights. The warrants and rights will expire worthless if the Company fails to complete its initial Business Combination within the Combination Period. The underwriters have agreed to waive their rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than $10.15.

Goldenstone Holding, LLC, the Company’s sponsor (“Sponsor”), has agreed that it will be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.15 per public share or (ii) such lesser amount per public share held in the trust account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of this offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business (except for the Company’s Independent Registered Public Accountants), execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Business Combination Agreement

On January 12, 2024, the Company entered into a nonbinding LOI for a potential business combination with Infintium Fuel Cell Systems, Inc., a Delaware corporation (“Infintium”) and Infintium made a non-refundable earnest money deposit of $200,000 (“Earnest Money”) to proceed with the Company for the potential business combination. Such deposit is intended to cover the business combination expenses of the Company for which Infintium is responsible. If the potential business combination fails to occur and the LOI or the LOI or any subsequent definitive agreements are terminated by either party due to reasons not attributable to Infintium, the Company will be required to return the Earnest Money to Infintium.

On June 26, 2024, the Company entered into a Business Combination Agreement (the “Agreement”) with Infintium, Pacifica Acquisition Corp., a Delaware corporation (“Merger Sub 2”) and wholly-owned subsidiary of the Registrant, and Yan (Chris) Feng, solely in his capacity as representative, agent and attorney-in-fact of Infintium Securityholders (the “Securityholder Representative,” and, together with Infintium, the Company, Merger Sub, the “Parties”), pursuant to which Merger Sub 2 will merge with and into Infintium (the “Merger”), with Infintium surviving the Merger as a wholly-owned subsidiary of the Company. In connection with the Merger, the Company will change its name to “Infintium Fuel Cell Systems Holdings, Inc.” The board of directors of the Company has unanimously (i) approved and declared advisable the Agreement, the Merger and the other transactions contemplated by the Agreement and (ii) resolved to recommend approval of the Agreement and related matters by the stockholders of the Registrant once the Registration Statement has been declared effective. The Company filed its initial Form S-4 Registrant Statement on January 30, 2025, however, there is no assurance that the Registration Statement will be declared effective or that the Business Combination will be completed.

Extension of the Deadline to Complete an Initial Business Combination

Pursuant to the terms of our Amended and Restated Certificate of Incorporation and the Investment Management Trust Agreement between the Company and Continental Stock Transfer & Trust Company, LLC (“Continental”), the Company may elect to extend the time available to consummate its initial business combination, provided that its sponsor or its affiliates or designees must, upon ten days advance notice prior to the applicable deadline, deposit $575,000 into the Trust Account ($0.10 per share) on or prior to the date of the applicable deadline, for each three month extension (or up to an aggregate of $1,725,000, or $0.30 per share if we extend for the full nine months) ten days advance notice prior to the applicable deadline.

On March 14, 2023, the Company announced that it had extended the period of time by which it may complete an initial business combination by an additional three months (the “Extension”). In accordance with its amended and restated certificate of incorporation, a deposit of $575,000 was made into the Trust Account established at the time of the Company’s initial public offering for the benefit of the public stockholders. Pursuant to the Extension, the new deadline for completion of an initial business combination was extended to June 21, 2023.

On June 20, 2023, the Company announced that it had extended the period of time by which it may complete an initial business combination by an additional three months (the “Second Extension”). In accordance with its amended and restated certificate of incorporation, on June 14, 2023, a deposit of $575,000 was made into to the Trust Account established at the time of the Company’s initial public offering for the benefit of the public stockholders. Pursuant to the Second Extension, the new deadline for completion of an initial business combination was September 21, 2023.

On September 21, 2023, the Company’s stockholders approved the amendment to the Company’s Amended and Restated Certificate of Incorporation to extend the date by which the Company has to consummate a business combination up to nine (9) times (the “Third Extension”), each such extension for an additional one (1) month period (each an “Extension”), from September 21, 2023 to June 21, 2024 (such date actually extended being referred to as the “Extended Termination Date”). The Company’s stockholders also approved an amendment to the Investment Management Trust Agreement, dated March 16, 2022 by and between the Company and Continental Stock Transfer & Trust Company, to provide that the time for the Company to complete its initial business combination (the “Business Combination Period”) under the Trust Agreement from September 21, 2023 to June 21, 2024 (the “Trust Amendment”) provided that the Company deposits into the Trust Account established in connection with the Company’s initial public offering (the “Trust Account”) the sum of $100,000 for each one month extended. In addition, the Company’s stockholders approved an amendment (the “NTA Amendment”) to Article Sixth, Paragraph D of the Charter to modify the net tangible asset requirement (the “NTA Requirement”) to state that the Company will not consummate any business combination unless it (i) has net tangible assets of at least $5,000,001 upon consummation of such business combination, or (ii) is otherwise exempt from the provisions of Rule 419 promulgated under the Securities Act of 1933, as amended (the “Securities Act”). The Company no longer has a provision in its charter requiring that net tangible assets of $5,000,001 be maintained. As a result, from September 2023 through May 2024, a total of nine deposits of $100,000 was made into to the Trust Account established at the time of the Company’s initial public offering for the benefit of the public stockholders. Pursuant to the Third Extension, the new deadline for completion of an initial business combination was extended to June 21, 2024, the ninth additional month of the Third Extension.

In connection with the votes to approve the Company’s Amended and Restated Certificate of Incorporation, 758,539 shares of Common Stock of the Company were tendered for redemption for an aggregate payment of approximately $8.2 million in October 2023.

On June 18, 2024, the Company’s stockholders approved the amendment to the Company’s Amended and Restated Certificate of Incorporation, as previously amended on September 21, 2023, to extend the date by which the Company has to consummate a business combination up to twelve (12) times (the “Fourth Extension”), each such extension for an additional one (1) month period, from June 21, 2024 to June 21, 2025. In connection with the stockholders’ vote at the Annual Meeting, 3,395,590 shares of common stock were tendered for redemption. As a result, approximately $38.0 million (approximately $11.20 per share) has been removed from the Company’s Trust Account to pay such holders, without taking into account additional allocation of payments to cover any tax obligation of the Company, such as United States income taxes and franchise taxes, but not including any excise tax, since that date. On June 18, 2024, the Company filed a second amendment to its Amended and Restated Certificate of Incorporation with the Delaware Secretary of State (the “Charter Amendment”), to extend the date to consummate a business combination until June 21, 2025, as approved by the Company’s stockholders at the Annual Meeting. Pursuant to the Fourth Extension, through the date of this filing, the Company has deposited a total of eleven payments of $50,000 in the Trust Account, to initially extend the date by which the Company can complete an initial business combination by ten months to May 21, 2025.

Liquidity and Going Concern

As of December 31, 2024, the Company had $8,434 in cash held outside its Trust Account available for the Company’s payment of expenses related to working capital purposes subsequent to the Initial Public Offering and working deficit of $4,036,215.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Codification Subtopic 205-40, Presentation of Financial Statements — Going Concern,” management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. The management’s plan in addressing this uncertainty is through the Working Capital Loans, as defined below (see Note 6). In addition, if the Company is unable to complete a Business Combination within the Combination Period by February 21, 2025, if not further extended, the Company’s board of directors would proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company. There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the Combination Period. As a result, management has determined that such conditions raise substantial doubt about the Company’s ability to continue as a going concern. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

At this time, it has been determined that the IR Act tax provisions have an impact to the Company’s three and nine months ended December 31, 2024 and for the year ended March 31, 2024 excise tax expense as there were redemptions by the public stockholders in June 2024 and October 2023; as a result, the Company recorded $462,021 and $81,578 excise tax liability as of December 31, 2024 and March 31, 2024, respectively, with corresponding charge to accumulated deficit. The Company will continue to monitor for updates to the Company’s business along with guidance issued with respect to the IR Act to determine whether any adjustments are needed to the Company’s charge to accumulated deficit in future periods. The excise tax return for the year ended March 31, 2024 in the amount of $81,578 are required to be filed by October 31, 2024. The excise tax return for the year end ending March 31, 2025 in the amount of $380,443 are required to be filed by July 31, 2025. As of the date of this filing, the Company has not filed its March 31, 2024 excise tax return and estimated that the interest and penalties will be immaterial to the Company’s unaudited condensed consolidated financial statements.

NOTE 1 — ORGANIZATION AND BUSINESS BACKGROUND

Goldenstone Acquisition Limited (the “Company”) is a Delaware corporation incorporated as a blank check company on September 9, 2020. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination.

On June 2, 2022, Goldenstone Merger Sub, Inc. (“Merger Sub”) was incorporated in the state of Delaware as a corporation and is wholly-owned by the Company. Merger Sub was formed in connection with the execution of a business combination agreement that was subsequently terminated. It has not conducted any activities and is inactive.

The Company has selected March 31 as its fiscal year end. As of March 31, 2024 and 2023, the Company had not commenced any operations. For the period from September 9, 2020 (inception) to March 31, 2024, the Company’s efforts have been limited to organizational activities as well as activities related to the Initial Public Offering (as defined below) and to consummate a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

On March 21, 2022, the Company closed its initial public offering of 5,750,000 units, which includes the full exercise of the underwriters’ over-allotment option. The units were sold at a price of $10.00 per unit, resulting in total gross proceeds of $57,500,000. Each unit consists of one share of common stock, one redeemable warrant and one right to receive one-tenth (1/10) of one share of common stock. Each redeemable warrant entitles the holder thereof to purchase one-half (1/2) of one share of common stock, and each ten (10) rights entitle the holder thereof to receive one share of common stock at the closing of a Business Combination. The exercise price of the warrants is $11.50 per full share.

Simultaneously with the closing of the Initial Public Offering, the Company completed the private sale of 351,250 units (the “Private Units”) to the Sponsor, Ray Chen, our Chief Financial Officer, and Yongsheng Liu, our former Chief Operating Officer, each through their respective affiliated entities. Each Private Unit consists of one share of common stock, one warrant (“Private Warrant”) and one right (each, a “Private Right”). Each Private Warrant entitles the holder to purchase one-half of one share of common stock at an exercise price of $11.50 per whole share. Each Private Right entitles the holder to receive one-tenth of one share of common stock at the closing of a Business Combination. The Private Units were sold at a purchase price of $10.00 per Private Unit, generating gross proceeds to the Company of $3,512,500. The Private Units are identical to the Public Units sold in the Initial Public Offering, except that the holders of the Private Units have agreed not to transfer, assign or sell any of the Private Units and the underlying securities (except to certain permitted transferees) until the completion of the Company’s initial Business Combination.

The Company also issued 57,500 shares of Common Stock (the “Representative Shares”) to Maxim Group LLC and/or its designees (“Maxim”) as part of representative compensation. The representative shares are identical to the Common Stock sold as part of the Public Units, except that Maxim Group LLC has agreed not to transfer, assign or sell any such representative shares until the completion of the Company’s initial Business Combination. In addition, Maxim Group LLC has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the trust account with respect to such shares if the Company fails to complete its initial Business Combination within 12 months (or up to 21 months if the Company extends the period of time to consummate a Business Combination) from the effective date of its registration statement. The shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the commencement of sales of the offering pursuant to Rule 5110(e)(1) of FINRA’s Rules. Pursuant to FINRA Rule 5110(e)(1), these securities may not be sold, transferred, assigned, pledged or hypothecated nor may they be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the commencement of sales of this offering except to any underwriter and selected dealer participating in the offering and their officers or partners, registered persons or affiliates. The Company used a Black-Scholes option-pricing Model that values the Representative Shares granted to Maxim Group LLC and/or its designees. The key inputs into the Binomial model were (i) risk-free interest rate of 0.75%, (ii) volatility of 12.96%, (iii) expected life of 1 year, and (iv) 85% probability of business combination. According to the Black-Scholes option-pricing model, the fair value of the 57,500 Representative Shares was approximately $441,025 or $7.67 per share.

The Company also sold to Maxim, for $100, a Unit Purchase Option (“UPO”) to purchase 270,250 Units exercisable at $11.00 per Unit, for an aggregate exercise price of $2,972,750, commencing on the later of the first anniversary of the effective date of the registration statement related to the Initial Public Offering and the consummation of a Business Combination. The UPO may be exercised for cash or on a cashless basis, at the holder’s option, and expires five years from the effective date of the registration statement related to the Initial Public Offering. The Units issuable upon exercise of the option are identical to those offered in the Initial Public Offering. The Company accounted for the unit purchase option, inclusive of the receipt of the $100 cash payment and the fair value of $208,093, or $7.67 per Unit, as an expense of the Initial Public Offering resulting in a charge directly to stockholders’ equity. The fair value of the UPO granted to Maxim was estimated as of the date of grant using the following assumptions: (1) expected volatility of 12.96%, (2) risk-free interest rate of 1.61%, (3) expected life of 5 years and (4) 85% probability of successful combination.

Transaction costs amounted to $4,331,021, consisting of $1,150,000 of underwriting discounts and commissions, $2,012,500 of deferred underwriting discounts and commissions, $519,403 of other offering costs, $441,025 fair value of the 57,500 representative shares and $208,093 fair value of the UPO considered as part of the transaction costs.

Following the closing of the Initial Public Offering and the issuance and the sale of Private Units on March 21, 2022, $58,362,500 ($10.15 per Public Unit) from the net proceeds of the sale of the Public Units in the Initial Public Offering and the sale of Private Units was placed in a trust account (the “Trust Account”) maintained by Continental Stock Transfer & Trust Company, LLC as a trustee and invested the proceeds in U.S. government treasury bills, bonds or notes having a maturity of 185 days or less, or in money market funds meeting the applicable conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940 and that invest solely in United States government treasuries, so that we are not deemed to be an investment company under the Investment Company Act. The proceeds held in the trust account will not be released until the earlier of: (1) the completion of the Company’s initial Business Combination within the required time period and (2) its redemption of 100% of the outstanding public shares if the Company has not completed a Business Combination in the required time period. Therefore, unless and until the Company’s initial Business Combination is consummated, the proceeds held in the trust account will not be available for the Company’s use for any expenses related to the Initial Public Offering or expenses which the Company may incur related to the investigation and selection of a target business and the negotiation of an agreement in connection with its initial Business Combination.

The Company will provide its public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of an initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of its initial Business Combination, including interest earned on the funds held in the trust account and not previously released to the Company to pay its taxes, divided by the number of then outstanding public shares, subject to certain limitations. The amount in the Trust Account is initially anticipated to be $10.15 per public share. The per-share amount the Company will distribute to investors who properly redeem their shares will not be reduced by deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). The common stock subject to redemption is being recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

The Company will proceed with a Business Combination if the Company seeks shareholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation, offer such redemption pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The Company will provide its stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then on deposit in the Trust Account (initially $10.15 per share), plus any pro rata interest earned on the funds held in the Trust Account.

The Company’s initial stockholders (the “initial stockholders”) have agreed (a) to vote the founders shares and the common stock (“Insider Shares”) underlying the Private Units (the “Private Shares”) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination, (b) not to propose, or vote in favor of, an amendment to the Company’s amended and restated certificate of incorporation that would stop the public stockholders from converting or selling their shares to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period unless the Company provides dissenting public stockholders with the opportunity to convert their Public Shares into the right to receive cash from the Trust Account in connection with any such vote; (c) not to convert any Insider Shares and Private Units (including underlying securities) (as well as any Public Shares purchased during or after the Initial Public Offering) into the right to receive cash from the Trust Account in connection with a stockholder vote to approve a Business Combination (or sell any shares in a tender offer in connection with a Business Combination) or a vote to amend the provisions of the Amended and Restated Certificate of Incorporation relating to stockholders’ rights of pre-Business Combination activity and (d) that the Insider Shares and Private Units (including underlying securities) shall not participate in any liquidating distributions upon winding up if a Business Combination is not consummated. However, the initial stockholders will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased during or after the Initial Public Offering if the Company fails to complete its Business Combination.

The Company will have until 12 months from the closing of the Initial Public Offering. However, if the Company anticipates that it may not be able to consummate a Business Combination within 12 months, the Company may, but is not obligated to, extend the period of time to consummate a Business Combination three times by an additional three months each time (for a total of up to 21 months to complete a Business Combination) (the “Combination Period”). In order to extend the time available for the Company to consummate a Business Combination, the initial stockholders or their affiliates or designees must deposit into the Trust Account $575,000 ($0.10 per share in either case), on or prior to the applicable deadline, for each three month extension (or up to an aggregate of $1,500,000 (or $1,725,000 if the underwriters’ over-allotment option is exercised in full), or $0.30 per share if the Company extends for the full nine months).

If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable, and less up to $50,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject in each case to our obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s public warrants, public rights, or private rights. The warrants and rights will expire worthless if the Company fails to complete its initial Business Combination within the 12-month time period (or up to 21 months from the closing of Initial Public Offering if the Company extends the period of time to consummate a Business Combination by the full amount of time). The underwriters have agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than $10.15.

Goldenstone Holding, LLC, the Company’s sponsor (“Sponsor”), has agreed that it will be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the trust account to below (i) $10.15 per public share or (ii) such lesser amount per public share held in the trust account as of the date of the liquidation of the trust account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the trust account and except as to any claims under the Company’s indemnity of the underwriters of this offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Termination of the Merger Agreement with Roxe Holding Inc.

On June 21, 2022, the Company entered into a Merger Agreement (the “Agreement”) by and among Roxe Holding Inc., a Delaware corporation (the “Target”), the Company, Goldenstone Merger Sub, Inc., a Delaware corporation (“Merger Sub”) and wholly-owned subsidiary of the Company incorporated on June 2, 2022, and Amazon Capital Inc., solely in its capacity as representative, agent and attorney-in-fact of the Target Securityholders (the “Securityholder Representative”), pursuant to which Merger Sub will merge with and into the Target (the “Merger”) with the Target as the surviving corporation of the merger and becoming a wholly-owned subsidiary of the Company. In connection with the Merger, the Company will change its name to “Roxe Holding Group Inc.” The Board of Directors of the Company (the “Board”) has unanimously (i) approved and declared advisable the Agreement, the Merger and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Agreement and related matters by the stockholders of the Company. Effective September 30, 2022, the Company and the Target entered into a Joint Agreement to Terminate Merger Agreement (the “Termination Agreement”). The termination was by mutual agreement of the Company and the Target pursuant to Section 10.1(c) of the Agreement and no termination fee or other payment is due to either party from the other as a result of the termination.

Business Combination Deposits

During the fiscal year ended March 31, 2023, the Company entered into a Letter of Intent (“LOI) Agreement with a party for a potential business combination and such party made an earnest money deposit of $125,000 to proceed with the Company for the potential business combination. Such deposit was intended to cover the business combination expenses of the Company for which the other party was responsible. As the other party did not comply with its performance obligations by providing its annual and interim financial statements required to be filed with the Company’s Registration Statements on or before the deadline set forth in the LOI, the LOI was terminated. As a result, the Company recognized a non-refundable deposit of $125,000 as other income for the year ended March 31, 2024.

During the fiscal year ended March 31, 2024, the Company entered into a subsequent nonbinding LOI for a potential business combination and such party made a non-refundable earnest money deposit of $200,000 (“Earnest Money”) to proceed with the Company for the potential business combination. Such deposit is intended to cover the business combination expenses of the Company for which such target is responsible. If the potential business combination fails to occur and the LOI or the LOI or any subsequent definitive agreements are terminated by either party due to reasons not attributable to the target, the Company will be required to return the Earnest Money to the target.

Extension of the Deadline to Complete an Initial Business Combination

Pursuant to the terms of our Amended and Restated Certificate of Incorporation and the Investment Management Trust Agreement between the Company and Continental Stock Transfer & Trust Company, LLC (“Continental”), the Company may elect to extend the time available to consummate our initial business combination, provided that our sponsor or its affiliates or designees must, upon ten days advance notice prior to the applicable deadline, deposit $575,000 into the trust account ($0.10 per share) on or prior to the date of the applicable deadline, for each three month extension (or up to an aggregate of $1,725,000, or $0.30 per share if we extend for the full nine months) ten days advance notice prior to the applicable deadline.

On March 14, 2023, the Company announced that it had extended the period of time by which it may complete an initial business combination by an additional three months (the “Extension”). In accordance with its amended and restated certificate of incorporation, a deposit of $575,000 was made into the trust account established at the time of the Company’s initial public offering for the benefit of the public stockholders. Pursuant to the Extension, the new deadline for completion of an initial business combination was extended to June 21, 2023.

On June 20, 2023, the Company announced that it had extended the period of time by which it may complete an initial business combination by an additional three months (the “Second Extension”). In accordance with its amended and restated certificate of incorporation, on June 14, 2023, a deposit of $575,000 was made into to the trust account established at the time of the Company’s initial public offering for the benefit of the public stockholders. Pursuant to the Second Extension, the new deadline for completion of an initial business combination is September 21, 2023.

On September 21, 2023, the Company’s stockholders approved the amendment to the Company’s Amended and Restated Certificate of Incorporation to extend the date by which the Company has to consummate a business combination up to nine (9) times (the “Third Extension”), each such extension for an additional one (1) month period (each an “Extension”), from September 21, 2023 to June 21, 2024 (such date actually extended being referred to as the “Extended Termination Date”). The Company’s stockholders also approved an amendment to the Investment Management Trust Agreement, dated March 16, 2022 by and between the Company and Continental Stock Transfer & Trust Company, to provide that the time for the Company to complete its initial business combination (the “Business Combination Period”) under the Trust Agreement from September 21, 2023 to June 21, 2024 (the “Trust Amendment”) provided that the Company deposits into the trust account established in connection with the Company’s initial public offering (the “Trust Account”) the sum of $100,000 for each one month extended. In addition, the Company’s stockholders approved an amendment (the “NTA Amendment”) to Article Sixth, Paragraph D of the Charter to modify the net tangible asset requirement (the “NTA Requirement”) to state that the Company will not consummate any business combination unless it (i) has net tangible assets of at least $5,000,001 upon consummation of such business combination, or (ii) is otherwise exempt from the provisions of Rule 419 promulgated under the Securities Act of 1933, as amended (the “Securities Act”). The Company no longer has a provision in its charter requiring that net tangible assets of $5,000,001 be maintained. As a result, from September 2023 through May 2024, a total of nine deposits of $100,000 was made into to the trust account established at the time of the Company’s initial public offering for the benefit of the public stockholders. Pursuant to the Third Extension, the new deadline for completion of an initial business combination is June 21, 2024, the ninth additional months of the Third Extension.

In connection with the votes to approve the Company’s Amended and Restated Certificate of Incorporation, 758,539 shares of Common Stock of the Company were rendered for redemption for an aggregate payment of approximately $8.2 million in October 2023.

Liquidity and Going Concern

As of March 31, 2024, the Company had $30,823 in cash held outside its Trust Account available for the Company’s payment of expenses related to working capital purposes subsequent to the Initial Public Offering and working deficit of $2,870,013.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. The management’s plan in addressing this uncertainty is through the Working Capital Loans, as defined below (see Note 6). In addition, if the Company is unable to complete a Business Combination within the Combination Period by June 21, 2024, the Company’s board of directors would proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company. There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the Combination Period. As a result, management has determined that such condition raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

At this time, it has been determined that the IR Act tax provisions have an impact to the Company’s year ended March 31, 2024 income tax provision as there were redemptions by the public stockholders in October 2023; as a result, the Company recorded $81,578 excise tax liability as of March 31, 2024. The Company will continue to monitor for updates to the Company’s business along with guidance issued with respect to the IR Act to determine whether any adjustments are needed to the Company’s tax provision in future periods.